ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES
Schedule of accrued expenses

	2024	2025
Salaries and benefits	3,856	5,673
Operation, maintenance, and telecommunication service	6,424	5,459
General, administrative, and marketing expenses	3,665	3,525
Interest and bank charges	247	210
Total	14,192	14,867